PPM FUNDS

SUPPLEMENT DATED NOVEMBER 30, 2020 TO
THE PROSPECTUS
 DATED APRIL 29, 2020,
AS SUPPLEMENTED MAY 14, 2020, AUGUST 24, 2020,
AND OCTOBER 6, 2020

PPM Core Plus Fixed Income Fund (the “Fund”)	PKPIX

This supplement provides new and additional information pertaining to the Fund that affects information contained in the Fund’ Prospectus and should be read in conjunction with the Prospectus.

The following changes are being made to the Prospectus, effective November 30, 2020:

On November 10, 2020, the Board of Trustees approved an amendment to the Operating Expense Limitation Agreement between PPM Funds and PPM America, Inc., (“PPM”) the Funds’ adviser. Pursuant to the amendment, effective November 30, 2020, the expense cap for the Fund is reduced to 0.45% through April 30, 2022. Accordingly, the Fund’s Total Annual Fund Operating Expenses After Waiver are 0.45%.

PPM FUNDS
SUPPLEMENT DATED NOVEMBER 30, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION
 DATED APRIL 29, 2020,
AS SUPPLEMENTED MAY 14, 2020, AUGUST 24, 2020,
 SEPTEMBER 11, 2020, AND OCTOBER 6, 2020

PPM Core Fixed Income Fund
PPM Core Plus Fixed Income Fund
PPM Floating Rate Income Fund
PPM High Yield Core Fund
PPM Investment Grade Credit Fund
PPM Long Short Credit Fund
PPM Small Cap Value Fund
(each, a “Fund,” and collectively, the “Funds”)
PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
The following changes are made to the Statement of Additional Information, effective January 1, 2021:

The table in the section “VI. Trustees and Officers of the Trust” is deleted in its entirety and replaced with the following:

Name and (Year of Birth)	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee
Mary Capasso[1] (1971)	Trustee[2] Chief Executive Officer, Chief Legal Officer and President Vice President, Chief Legal Officer and Assistant Secretary	Since 1/1/2021 Since 1/1/2021 Inception to 12/31/2020
Executive Vice President, Chief Operating Officer and General Counsel to PPM (1/1/2021 to Present); Senior Vice President and General Counsel of PPM (6/2018 to 12/31/20); Vice President and Deputy General Counsel of PPM (8/2015 to 6/2018); previously Assistant General Counsel of Harris Associates LP (until 8/2015)
None.
Independent Trustees
Kevin Callahan (1965)	Trustee[2]	Since inception	Founder, Fairway Capital (1/2017 to present), previously Chief Operating Officer, Adams Street Partners (7/1994 to 12/2016)	None.
Ronald A. Nyberg (1953)	Trustee[2] and Independent Chair of the Board of Trustees[3]	Since inception	Partner, Momkus LLC (7/2016 to present), previously Partner, Nyberg & Cassioppi, LLC (10/2000 to 6/2016)
Trustee,  Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Transparent Value Trust, Western Asset Inflation-Linked Opportunities & Income Fund, Western Asset Inflation-Linked Income Fund, Advent Convertible and Income Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund, Fiduciary/Claymore Energy Infrastructure Fund and Guggenheim Enhanced Equity Income Fund.

Janet D. Olsen (1956)	Trustee[2]	Since inception	Retired (1/2014 to present)	Trustee, ETF Series Solutions.
[1] Ms. Capasso is an “interested person” of the Trust due to her position with PPM, the Adviser.
[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.
[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Name and (Year of Birth)	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years:
Officers
Emily J. Bennett (1983)	Vice President and Assistant Secretary Vice President and Secretary	Since 1/1/2021 Inception to 12/31/2020
Assistant Vice President of JNAM (2/2018 to present) and Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to present, and 3/2016 to 7/2018); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Daniel W. Koors (1970)	Vice President Principal Financial Officer and Treasurer	Since inception Inception to 12/31/2020
Senior Vice President of JNAM (1/2009 to present) and Chief Operating Officer of JNAM (4/2011 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016); Vice President of other Investment Companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by JNAM (9/2006 to present and 10/2011 to present)

Colleen P. McDermott (1960)	Vice President	Since inception	Senior Managing Director, Product Management of PPM (8/2017 to present); previously Managing Director, Senior Product Manager, Guggenheim Investments (5/2011 to 6/2017)
Mark D. Nerud (1966)	Principal Executive Officer	Since inception
Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015); President and Chief Executive Officer (Principal Executive Officer) of other investment companies advised by JNAM (8/2014 to present, 12/2006 to present, and 8/2012 to 7/2018)

Joseph O’Boyle (1962)	Chief Compliance Officer and Anti-Money Laundering Officer	Since inception
Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (6/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (6/2018 to 8/2018), Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Rebecca A. Paulzine (1979)	Vice President and Secretary Vice President and Assistant Secretary	Since 1/1/2021 11/2018 to 12/31/2020	Vice President and Senior Counsel of PPM (9/2018 to present); Associate General Counsel, Edward Jones (9/2014 to 9/2018)
Susan S. Rhee (1971)	Vice President and Assistant Secretary	Since inception
Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (10/2011 to present, 2/2004 to present, and 8/2012 to 7/2018); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

Andrew Tedeschi (1965)	Vice President, Treasurer and Principal Financial Officer	Since 1/1/2021
Vice President, JNAM (1/2019 to present); Treasurer and Principal Financial Officer of other investment companies advised by JNAM (6/2020 to present); Controller, Fund Administration, Harris Associates L.P. (12/2007 to 12/2018); and Vice President (2/2008 to 12/2018), Treasurer (10/2018 to 12/2018), and Assistant Treasurer (2/2008 to 10/2018) of the Oakmark Funds

In the sub-section “Ownership of Trustees of Shares in the Funds of the Trust” in section “VI. Trustees and Officers of the Trust,” all information related to Mark Mandich is deleted and replaced with the following:
Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies
Mary T. Capasso	None	None

In the sub-section “Qualifications and Experience of the Trustees” in section “VI. Trustees and Officers of the Trust,” all information related to Mark Mandich is deleted and replaced with the following:
Effective January 1, 2021, Mary Capasso is an executive vice president and chief operating officer and general counsel at PPM.  In this role, she is responsible for overseeing the firm’s portfolio services, information technology, legal and compliance, marketing and communications, project management office, and human resources functions.  Since June 2018, Ms. Capasso has served as PPM’s general counsel, leading the firm’s legal and compliance professionals, overseeing work related to product offerings, contracts, corporate governance and other legal and regulatory matters, and providing counsel to firm management on product development, legal risk management issues and strategic planning.  Prior to joining PPM in 2015, Ms. Capasso served as assistant general counsel at Harris Associates.  Previously, she held positions as executive director and deputy general counsel at UBS Global Asset Management, and was an associate at Bell, Boyd & Lloyd.  Ms. Capasso earned a JD from Chicago-Kent College of Law and a bachelor’s degree in accounting from Elmhurst College. She has significant legal and investment management experience.